Cover	Feb. 23, 2024
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Enhanced Equity Income Fund II
Entity Central Index Key	0001308335
Eaton Vance Risk-Managed Diversified Equity Income Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	Eaton Vance Risk-Managed Diversified Equity Income Fund
Entity Central Index Key	0001395325
Eaton Vance Tax-Managed Buy-Write Income Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	Eaton Vance Tax-Managed Buy-Write Income Fund
Entity Central Index Key	0001308927
Eaton Vance Tax-Managed Buy-Write Opportunities Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	Eaton Vance Tax-Managed Buy-Write Opportunities Fund
Entity Central Index Key	0001322436
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Entity Central Index Key	0001322435